29. EMPLOYEE BENEFIT PLANS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of (loss) income
Interest expense	$ 237,786	$ 200,144	$ 198,815
Consolidated statements of comprehensive (loss) income
Actuarial (gains) losses on employee benefit plans	7,755	(5,171)	5,100
Pension plans [Member]
Consolidated statements of (loss) income
Operating expenses	6,345	6,239	6,235
Interest expense	658	650	875
Consolidated statements of comprehensive (loss) income
Actuarial (gains) losses on employee benefit plans	(4,555)	3,761	(4,376)
Other post-employment benefit plans [Member]
Consolidated statements of (loss) income
Operating expenses	276	243	221
Interest expense	830	861	858
Consolidated statements of comprehensive (loss) income
Actuarial (gains) losses on employee benefit plans	$ (3,200)	$ 1,410	$ (724)